PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8. PROPERTY, PLANT AND EQUIPMENT, NET

          Property, plant and equipment at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Land, buildings and improvements	$63,400	$61,572
Machinery and equipment	89,977	82,273
Leasehold improvements	82,594	72,284
Furniture and fixtures	55,247	44,963
Software	20,393	18,035
Construction in progress	549	4,974

Total property, plant and equipment	$312,160	$284,101
Less: accumulated depreciation	(118,732)	(84,520)

Net property, plant and equipment	$193,428	$199,581

          The Company is a 50% limited partner in a partnership that owns and manages the building that houses the Company's corporate headquarters. The Company occupies the majority of the available lease space of the building. The general partner is responsible for the operation and management of the property and reports the results of the partnership to the Company. The Company has consolidated the limited partnership, net of elimination adjustments, in the accompanying consolidated financial statements.